UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Address of principal executive offices) (Zip code)

ERIK M. HERZFELD
119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 06/30/17

Date of reporting period: 03/31/17

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF March 31, 2017 (unaudited)

Shares or Principal Amount	Description	Market Value
	Common stocks – 97.74% of net assets

	Airlines – 14.38%
221,569	Avianca Holdings, SA Spon ADR	1,708,297
32,273	Copa Holdings, S.A. 3,622,644
21,515	ERA Group Inc.*	285,289
26,000	Spirit Airlines, Inc.*	1,379,820

	Banking and finance – 10.82%
19,780	Bancolombia, S.A.	788,629
58,166	Banco Latinoamericano de Exportaciones, S.A.	1,613,525
23,643	Evertec Inc.	375,924
90,100	First Bancorp Puerto Rico	509,065
30,000	Popular Inc.	1,221,900
10,000	Stonegate Bank	470,900
3,844	W Holding Co. Inc.*	--
14,000	Western Union	284,900

	Communications – 5.90%
44,690	America Movil, S.A.B. de C.V. ADR	633,257
71,200	America Movil, S.A.B. de C.V. Series A	50,279
209,144	America Movil, S.A.B. de C.V. Series L	147,579
11,988	ATN International	844,195
479,175	Fuego Enterprises Inc.*	292,297
210,994	Grupo Radio Centro, S.A.B. de C.V. Series A*	134,433
28,400	Grupo Televisa, S.A.B. ADR	736,696
32,272	Spanish Broadcasting System, Inc.*	24,204
14,017	Telesites S.A.B Series B-1*	9,042

	Conglomerates and holdings companies – 0.50%
250,000	Admiralty Holding Company*	--
5,000	Archer Daniels Midland Co.	230,200
70,348	Caribbean Investment Holdings Ltd.*	11,436

	Construction and related – 15.91%
236,198	Cemex S.A.B. de C.V. ADR	2,142,316
67,875	Cemex S.A.B. de C.V. Series CPO	61,121
20	Ceramica Carabobo Class A ADR*	--
3,000	Martin Marietta Materials	654,750
106,927	Mastec, Inc.*	4,282,426
5,000	Vulcan Materials	602,400

	Consumer products and related manufacturing – 3.12%
327,290	Grupo Casa Saba, S.A.B. de C.V. ADR*	--
10,600	Watsco Incorporated	1,517,708

	Food, beverages and tobacco – 3.61%
53,874	Cleanpath Resources Corp.*	5
18,900	Fomento Economico Mexicano, S.A.B. de C.V. Series UBD	166,821
14,610	Fomento Economico Mexicano, S.A.B. de C.V. ADR	1,293,277
5,000	Fresh Del Monte Produce Inc.	296,150

	Housing – 5.21%
49,500	Lennar Corporation	2,533,905

	Investment companies – 0.64%
800	Latin American Discovery Fund, Inc.	8,432
7,633	Mexico Equity and Income Fund	82,818
13,345	Mexico Fund, Inc.	218,858
70,348	Waterloo Investment Holdings Ltd.*	--

	Leisure – 21.61%
41,400	Carnival Corp.	2,438,874
10,745	Marriott Vacations Worldwide Corp.	1,073,748
57,943	Norwegian Cruise Line Holdings*	2,939,448
41,413	Royal Caribbean Cruises Ltd.	4,063,029

	Mining – 1.43%
3,872	Grupo Mexico, S.A.B. de C.V. Series B	11,548
32,000	Freeport Mcmoran Copper	427,520
31,900	Tahoe Resources, Inc.	256,157

	Pulp and paper - 0.08%
18,300	Kimberly-Clark de Mexico, S.A.B. de C.V. Series A	39,497

	Railroad – 0.44%
1,928	Norfolk Southern Corporation	215,878

	Retail – 1.24%
1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	29,843
1,000	Pricesmart, Inc.	92,200
210,222	Wal-Mart de Mexico, S.A.B. de C.V. Series V	482,187

	Service - 0.77%
2,100	Grupo Aeroportuario del Sureste, S.A.B. de C.V.	363,804
700	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	12,055

	Trucking and marine freight – 5.64%
585	Seaboard Corporation*	2,439,134
2,000	Seacor Holdings, Inc.*	138,380
9,589	Teekay LNG Partners LP	168,287

	Utilities – 5.54%
12,000	Caribbean Utilities Ltd. Class A	161,880
129,538	Consolidated Water, Inc.	1,509,118
700	Cuban Electric Company*	--
8,000	Nextera Energy, Inc.	1,026,960

	Other – 0.90%
25,000	Geltech Solutions Inc.*	7,000
55,921	Margo Caribe, Inc.*	430,593
895	Siderurgica Venezolana Sivensa, S.A. ADR*	--
79	Siderurgica Venezolana Sivensa, S.A. Series B*	--

Total common stocks – 97.74% (cost $39,056,780)		47,562,638

	Bonds – 0.00% of net assets

165,000	Republic of Cuba - 4.5%, 1977 - in default (cost $63,038)	--

Total investments – 97.74% (cost $39,119,818)		47,562,638

Other assets less liabilities – 2.26% of net assets		$1,098,977

Net assets - 100% (applicable to 6,133,659 shares; equivalent to $7.93 per share)		$48,661,615

*	Non-income producing

Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the “Fund”) records its investments in securities at fair value. Under generally accepted accounting principles (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:	unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2:
observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3:
unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on the date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

The following table summarizes the classification of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets (at fair value)
Common Stocks
USA	$28,533,101	$292,297	$0	$28,825,398
Panama	6,944,466	0	0	6,944,466
Mexico	6,607,512	0	0	6,607,512
Puerto Rico	2,537,480	0	0	2,537,480
Cayman	1,670,998	0	0	1,670,998
Colombia	788,629	0	0	788,629
Other	188,155	0	0	188,155
Bonds
Cuba	0	0	0	0
Total Investments in securities	$41,270,341	$292,297	$0	$47,562,638

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

Investments in Securities at Fair Value
Balance June 30, 2016	$5,501

Unrealized gain/(loss)	5,935
Purchases	0
Sales	(0)
Transfers into Level 3	0
Transfers out of Level 3	(11,436)

Balance March 31, 2017	$0

Transfers from Level 3 to Level 1 were $11,436.

For more information with regards to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Unrealized Appreciation/(Depreciation)

As of March 31, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/(Depreciation)
$39,357,200	$12,300,086	($4,094,648)	$8,205,438

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive and principal financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	May 15, 2017

By	/s/ Reanna Lee
Reanna Lee
Treasurer

Date:	May 15, 2017